LINCOLN BENEFIT LIFE COMPANY

April 14, 2008

Sonny Oh

Staff Attorney

Office of Insurance Products

United States Securities and Exchange Commission

Washington, D.C. 20549

RE: Lincoln Benefit Life Company

Lincoln Benefit Life Variable Life Account (File No. 811-09154)

Registration Statement on Form N-6 (File No. 333-148224)

Dear Mr. Oh:

Please find below information in response to the SEC’s comments to the above referenced filing.

Representations:

Pleases disclose to the staff whether there are any types of guarantees or support agreements with third parties to support any of the company’s guarantees under the policy or whether the company will be primarily responsible for paying out on any guarantees associated with the policy.

Response: The company will be responsible for paying out any guarantees.

Please note that any variations among various jurisdictions in which the policy is offered and sold should be disclosed in the prospectus.

Response: There are no material variations among various jurisdictions other than those discussed in the prospectus.

Revisions to Prospectus:

The following changes have been made to the prospectus since the pre-effective amendment filed on March 24, 2008.

•

The following sentence has been added to page 11, Application for a Policy at the end of the second paragraph: “In cases where premium allocations are delayed due to outstanding underwriting or other requirements, the premium is held in an account without interest until the policy can be issued.”

•	The following paragraph has been moved in accordance with information from the SEC reviewer for the companion product issued by Allstate Life Insurance

Company of New York and you from page 5, “What are the Death Benefit Options?” to page 7, “What are the Tax Consequences of Buying this Policy?”: “The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax advisor for additional information.”

•

The following sentence has been revised in accordance with information from the SEC reviewer for the companion product issued by Allstate Life Insurance Company of New York and you on page 4, “How are my Premiums Allocated” and on page 5, “Can I Cancel my Policy”: “In those states, if you cancel your policy during this period, the greater of a) all premiums or b)Policy Value less any Policy Debt will be returned to you.” The sentence “Any interest earned during this free-look period will not be paid to you.” has been deleted in both sections. In addition, the sentence “In those states, if you cancel your policy during this period, the greater of a) all premiums or b) Policy Value less any Policy Debt will be returned to you.” has been added to page 31, Cancellation Rights.

•	The following additional sentence was added to page 32, Premium Expense Charge, second sentence: “Premium taxes are not directly passed through to you by us.”

•

The following statement has been added to page 9, Periodic Charges Other Than Portfolio Operating Expenses, footnote 1: “The Net Amount at Risk is (a)-(b), where: (a) is the Death Benefit as of the prior Monthly Activity Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Activity Day.”

•

The following additional changes have been made to page 9, Periodic Charges Other Than Portfolio Operating Expenses in accordance with information from the SEC reviewer for the companion product issued by Allstate Life Insurance Company of New York and you:

•	Deleted the Charge item “Administrative Expense Charge for a $120,000 Face Amount Policy” and all corresponding information.

•

Moved information from “Administrative Expense Charge” Amount Deducted column for Face Amounts in excess of $100,000 from table to footnote 2. New sentence states: “The current monthly rate for Face Amounts in excess of $100,000 is $0.03 per $1000.”

•

Moved information from “Mortality and Expense Risk Charge” Amount Deducted column for policy years 11 and after from table to footnote 3. New sentence states: “The guaranteed monthly mortality and risk charge for policy years 11 and after is 0.03%. The current monthly mortality and expense risk charge for policy years 11 and after is 0.01%.”

•	Deleted from “Mortality and Expense Risk Charge” Amount Deducted column the Guaranteed Annual Rate and Current Annual Rate information.

•

The following changes have been made to page 10 and 11, Optional Benefit Charges in accordance with information from the SEC reviewer for the companion product issued by Allstate Life Insurance Company of New York and you:

•

Deleted headings “Guaranteed” and “Current” in Amount Deducted column and now provide a Maximum COI and Minimum COI for “Additional Insured Term Rider” and “Primary Insured Rider”. Because of this change, footnote 4 was deleted. In addition, the specific example for each of these riders now provides one COI instead of Guaranteed and Current.

•

Additional information was added to the first sentence of footnote 6 regarding the Guaranteed Insurability Rider to state that the rider can be elected for insureds 38 and younger. The following sentence was added to page 32, at the end of Guaranteed Insurability Rider to mirror the footnote change to the Optional Benefit Charges table: “This rider is available to insureds 38 years old and younger.”

•

The “Accelerated Death Benefit Rider, Terminal Illness”, “Accelerated Death Benefit Rider, Permanent Confinement” and “Overloan Protection Rider” now all provide in the When Charges Deducted column “When Benefit Elected”. The Amount Deducted column for the “Accelerated Death Benefit Rider, Terminal Illness” and “Accelerated Death Benefit Rider, Permanent Confinement” now provides $150. Because of this change, footnote 8 was deleted.

•	The Portfolio Annual Expenses chart providing information on specific Portfolio fees and expenses was deleted as it was not necessary under Item 4.

•

The following additional information was included on pages 22-23 in the SelectBalance Asset Allocation Program in accordance with information from the SEC reviewer for the companion product issued by Allstate Life Insurance Company of New York and you. At the end of the first sentence the words “to you” were added. After the second sentence, the following sentence was added: “The questions in the questionnaire have been provided by ALPS Inc. and Ibbotson Associates and included in the SelectBalance program information developed and provided by us.” In addition, the following sentence was added to the fourth paragraph: “This is not advised because the differing responses to the questionnaire are what have been used to develop the investment styles of the five Ibbotson ETF Series Portfolios”.

•	The following sentence was added to page 24, Change to Face Amount at the end of paragraph 2: “A face amount decrease will not be subject to a partial withdrawal fee even if the reduction triggers a mandatory withdrawal of funds from the Policy.”

•

The following sentence was revised on page 28, Policy Loans – General, fifth sentence to read as follows: “Taking a loan from your Policy may increase the risk that your Policy will lapse, may prevent you from satisfying the Safety Net or Coverage Guarantee Rider cumulative premium requirements, will reduce your Net Policy Value and will reduce your Death Proceeds.”

The following additional changes have been made to the pre-effective amendment filing:

•	The EDGAR class identifier has been changed to TotalAccumulator Variable Adjustable Life
•	The Statement of Additional Insurance has included the principal business address of the independent public accounts in “Experts”
•	The Statement of Additional Insurance complies with Item 17(c)(2) with regard to the registrant’s custodian.
•	The Part C signature narrative has been revised.

Please let me know if you need any further information. Thank you for your time and consideration.

Sincerely,

Sonya S. Ekart

Associate Counsel